Significant Transactions - Disclosure of held for sale assets and liabilities of CIBC Firstcaribbean (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Jan. 31, 2019	Oct. 31, 2018
Assets
Cash and non-interest bearing deposits with banks	$ 4,754	$ 3,840	$ 3,941	$ 4,088	$ 4,380
Interest-bearing deposits with banks	15,977	13,519
Securities	129,349	121,310
Loans, net of allowance	392,948	388,941
Other assets	18,790	20,823
Total assets	672,118	651,604
Liabilities
Deposits	497,899	485,712
Other liabilities	19,123	$ 19,031
CIBC FirstCaribbean [Member]
Assets
Cash and non-interest bearing deposits with banks	997
Interest-bearing deposits with banks	1,613
Securities	3,589
Loans, net of allowance	8,218
Goodwill and other intangible assets	398
Other assets	535
Total assets	15,350
Liabilities
Deposits	14,153
Other liabilities	311
Total liabilities	$ 14,464